SUPPLEMENTARY CASHFLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTARY CASHFLOW INFORMATION
Schedule of cash flows arising from changes in non-cash working capital

	Year Ended December 31,
Cash flows arising from movement in:	2021	2020
Trade and other receivables	2,251	(4,117)
Prepaid expenses and other assets	(977)	70
Deferred revenue	(75)	102
Trade payables and other liabilities	(2,698)	8,111
Other liabilities - non-current	37	147
Changes in Non-Cash Working Capital	(1,462)	4,313